Lincoln Financial Group 150 N. Radnor-Chester Road Radnor, Pennsylvania 19087

Phone:  484-583-8083

Email:  sam.goldstein@LFG.com

VIA EDGAR

November 21, 2017

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549-4644

RE: Registrant:

Lincoln Variable Insurance Products Trust (“Registrant”)

On behalf of the following series:

LVIP Managed Risk Profile 2010 Fund

LVIP Managed Risk Profile 2020 Fund

LVIP Managed Risk Profile 2030 Fund

LVIP Managed Risk Profile 2040 Fund

LVIP Managed Risk Profile 2050 Fund

(collectively, the “Funds”)

            File Nos.:                 033-70742 and 811-08090

Dear Sir or Madam:

Attached for filing on behalf of the Registrant, pursuant to Rule 497(e) under the Securities Act of 1933, as amended, (the “1933 Act”) are exhibits of certain risk/return summary information in an interactive data format using the eXtensible Business Reporting Language (“XBRL”). The XBRL exhibits reflect the risk/return summary disclosure that was included in the Registrant’s Prospectus dated May 1, 2017, relating solely to the Funds, each a series of the Registrant, which was filed with the U.S. Securities and Exchange Commission via the EDGAR system on November 1, 2017 (SEC Accession No. 0001193125-17-329247) pursuant to Rule 497(e) under the 1933 Act.

Please contact me at the number indicated above if you have any questions or comments about this filing.

Sincerely,

/s/ Samuel K. Goldstein

Samuel K. Goldstein, Esq.

Senior Counsel—Funds Management

cc:	Ronald A. Holinsky, Chief Legal Officer